Employee Benefits - Amounts Recognized in the Income Statement and the Statement of Comprehensive Income (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	[1]	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost			$ 1,067	$ 1,052	$ 910
Remeasurements of the Net Defined Benefit Liability	$ (81)		(1,457)	(1,016)	160
Net benefit cost recognized in the consolidated statements of income
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost			1,113	929	866
Past Service Cost			61	429	322
(Gain) or Loss on Settlement or Curtailment			107	306	278
Net Interest on the Net Defined Benefit Liability			735	587	590
Net benefit cost recognized in the consolidated statements of income | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost			585	505	489
Past Service Cost			76	304	288
(Gain) or Loss on Settlement or Curtailment			90	254	243
Net Interest on the Net Defined Benefit Liability			407	339	367
Net benefit cost recognized in the consolidated statements of income | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost			494	394	345
Past Service Cost			(13)	89	21
(Gain) or Loss on Settlement or Curtailment			9	27	21
Net Interest on the Net Defined Benefit Liability			278	200	178
Net benefit cost recognized in the consolidated statements of income | Post Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost			34	30	32
Past Service Cost			(2)	36	13
(Gain) or Loss on Settlement or Curtailment			8	25	14
Net Interest on the Net Defined Benefit Liability			50	48	45
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability			4,319	2,404	1,399
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability			3,369	2,019	1,311
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability			799	441	117
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Post Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability			$ 151	$ (56)	$ (29)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4